Investments in Single-Family Residential Properties - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Capitalized acquisition costs, net	$ 121,831		$ 121,831		$ 122,009	$ 120,477
Accumulated capitalized interest costs	61,970		61,970		62,169	61,602
Capitalized property taxes, net	25,907		25,907		26,050	25,880
Capitalized insurance, net	4,729		4,729		4,764	4,778
Capitalized HOA Fees, net	2,879		2,879		2,890	2,857
Depreciation	66,699	$ 64,775	133,352	$ 129,184	263,093	245,065	$ 207,289
Depreciation and amortization	67,515	66,079	135,092	131,781	267,681	250,239	215,808
Impairment and other	95	519	1,132	519	2,282	1,448	423
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 816	$ 1,304	$ 1,740	$ 2,597	4,588	4,573	3,374
In-place lease intangible assets
Property, Plant and Equipment [Line Items]
Amortization of intangible assets					$ 0	$ 601	$ 5,145